LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of investment contracts liabilities [text block] [Abstract]
Disclosure of investment contract liabilities explanatory
	2017	2016
	£m	£m
At 1 January	20,112	22,777
New business	608	560
Changes in existing business	(5,273)	(3,225)
At 31 December	15,447	20,112